Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2025
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2024 and 2025 consists of the following:

	Millions of yen
	2024	2025
Equity securities*	¥597,601	¥626,910
Available-for-sale debt securities	2,665,478	2,607,637

Total	¥3,263,079	¥3,234,547

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥132,313 million as of March 31, 2024 and 2025, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥26,945 million and ¥24,960 million as of March 31, 2024 and 2025, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2024 and 2025, and for fiscal 2024 and 2025.

	Millions of yen
	March 31, 2024			Fiscal Year ended March 31, 2024
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥96,714	¥(16,171)	¥2,201	¥(774)	¥1,185

	Millions of yen
	March 31, 2025			Fiscal Year ended March 31, 2025
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥89,554	¥(16,955)	¥3,643	¥(1,438)	¥1,485

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities in each major security type as of March 31, 2024 and 2025 are as follows:
March 31, 2024

	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,299,025	¥0	¥11,526	¥(275,637)	¥1,034,914
Japanese prefectural and foreign municipal bond securities	425,426	(248)	2,623	(26,336)	401,465
Corporate debt securities	905,706	0	21,415	(82,542)	844,579
CMBS and RMBS in the Americas	88,586	0	929	(1,775)	87,740
Other asset-backed securities and debt securities	297,197	(386)	5,496	(5,527)	296,780

	¥3,015,940	¥(634)	¥41,989	¥(391,817)	¥2,665,478

March 31, 2025
	Millions of yen
	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,520,672	¥0	¥1,325	¥(429,471)	¥1,092,526
Japanese prefectural and foreign municipal bond securities	439,565	(245)	2,408	(34,898)	406,830
Corporate debt securities	906,297	(34)	15,246	(118,964)	802,545
CMBS and RMBS in the Americas	106,578	0	1,053	(880)	106,751
Other asset-backed securities and debt securities	200,924	(391)	5,438	(6,986)	198,985

	¥3,174,036	¥(670)	¥25,470	¥(591,199)	¥2,607,637

Summary of roll-forwards of allowance for credit losses
The following table presents roll-forwards of the allowance for credit losses for fiscal 2023, 2024 and 2025, respectively.

	Millions of yen
	Fiscal Year ended March 31, 2023
	Foreign municipal bond securities	Japanese other asset- backed securities and debt securities	Total
Beginning	¥132	¥21	¥153
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0	(21)	(21)
Increase (Decrease) from the effects of changes in foreign exchange rates	12	0	12

Ending	¥144	¥0	¥144

	Millions of yen
	Fiscal Year ended March 31, 2024
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥144	¥0	¥144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80	365	445
Increase (Decrease) from the effects of changes in foreign exchange rates	24	21	45

Ending	¥248	¥386	¥634

	Millions of yen
	Fiscal Year ended March 31, 2025
	Foreign municipal bond securities	Foreign corporate debt securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥248	¥0	¥386	¥634
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	34	107	141
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	0	0	32	32
Increase (Decrease) from the effects of changes in foreign exchange rates	(3)	0	(134)	(137)

Ending	¥245	¥34	¥391	¥670

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2024 and 2025, respectively:
March 31, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥288,662	¥(20,561)	¥605,941	¥(255,076)	¥894,603	¥(275,637)
Japanese prefectural and foreign municipal bond securities	81,368	(573)	234,289	(26,011)	315,657	(26,584)
Corporate debt securities	113,066	(1,317)	418,666	(81,225)	531,732	(82,542)
CMBS and RMBS in the Americas	3,482	(79)	35,880	(1,696)	39,362	(1,775)
Other asset-backed securities and debt securities	46,950	(2,557)	52,382	(3,356)	99,332	(5,913)

	¥533,528	¥(25,087)	¥1,347,158	¥(367,364)	¥1,880,686	¥(392,451)

March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	95,936	(3,409)	224,679	(31,734)	320,615	(35,143)
Corporate debt securities	152,094	(5,196)	427,837	(113,802)	579,931	(118,998)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(411)	35,183	(6,966)	91,854	(7,377)

	¥453,924	¥(18,904)	¥1,617,258	¥(572,965)	¥2,071,182	¥(591,869)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2024 and 2025, respectively:
March 31, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥288,662	¥(20,561)	¥605,941	¥(255,076)	¥894,603	¥(275,637)
Japanese prefectural and foreign municipal bond securities	80,058	(488)	230,512	(25,848)	310,570	(26,336)
Corporate debt securities	113,066	(1,317)	418,666	(81,225)	531,732	(82,542)
CMBS and RMBS in the Americas	3,482	(79)	35,880	(1,696)	39,362	(1,775)
Other asset-backed securities and debt securities	45,517	(2,474)	51,812	(2,932)	97,329	(5,406)

	¥530,785	¥(24,919)	¥1,342,811	¥(366,777)	¥1,873,596	¥(391,696)

March 31, 2025

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥132,283	¥(9,785)	¥913,742	¥(419,686)	¥1,046,025	¥(429,471)
Japanese prefectural and foreign municipal bond securities	94,691	(3,325)	220,950	(31,573)	315,641	(34,898)
Corporate debt securities	149,367	(5,128)	427,837	(113,802)	577,204	(118,930)
CMBS and RMBS in the Americas	16,940	(103)	15,817	(777)	32,757	(880)
Other asset-backed securities and debt securities	56,671	(340)	34,868	(6,553)	91,539	(6,893)

	¥449,952	¥(18,681)	¥1,613,214	¥(572,391)	¥2,063,166	¥(591,072)

Summary of Contractual Maturities of Available-for-Sale Debt Securities
The following is a summary of the contractual maturities of
available-for-sale
debt securities as of March 31, 2025:
Available-for-sale
debt securities held as of March 31, 2025

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥50,655	¥50,294
Due after one to five years	348,552	347,285
Due after five to ten years	410,186	407,825
Due after ten years	2,364,643	1,802,233

	¥3,174,036	¥2,607,637